FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities) Details)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents - cash deposits and other		$ 74,430,000	$ 2,729,000
Interest rate swap (liabilities)				(132,000)	(261,000)
Forward contracts and currency options (liabilities)				(90,000)
Forward contracts and currency options (assets)				1,000	251,000
Total fair value of assets, net of fair value liabilities		74,430,000	2,729,000	(221,000)	(10,000)
Forward exchange contracts, notional amount	€ 11,200,000